Income Tax Expense (Details) - Schedule of Income Tax Expense (Parentheticals)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Expense [Abstract]
Statutory tax rate	27.50%	27.50%	27.50%
Statutory tax rates difference	23.00%	23.00%	23.00%
Federal company’s tax rate	21.00%	21.00%	21.00%